UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsCalifornia Tax-Free Income Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 97.0%					$275,631,360
(Cost $251,433,319)
California 96.8%					275,120,925
ABAG Finance Authority for Nonprofit Corps. Institute on Aging (D)	5.650		08-15-38	1,000,000	1,104,200
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare	6.250		08-01-39	1,000,000	1,159,680
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,277,180
Anaheim Public Financing Authority Public Improvement Project, Series C (D)	1.031 (Z	)	09-01-18	3,000,000	2,922,780
Anaheim Public Financing Authority Series A	5.000		05-01-46	1,000,000	1,137,740
Belmont Community Facilities Library Project, Series A (D)	5.750		08-01-24	1,000,000	1,280,540
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000		06-01-35	1,765,000	1,765,459
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,500,000	1,623,120
California County Tobacco Securitization Agency Public Improvements	5.250		06-01-21	3,425,000	3,479,355
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500		06-01-33	430,000	430,073
California Educational Facilities Authority Prerefunded College and University Funding Program	5.000		02-01-26	1,130,000	1,178,025
California Educational Facilities Authority University of Redlands	5.000		10-01-35	1,000,000	1,143,900
California Health Facilities Financing Authority Kaiser Permanente, Series A	5.250		04-01-39	2,500,000	2,511,325
California Health Facilities Financing Authority Lucile Salter Packard Children	5.000		08-15-43	1,000,000	1,145,250
California Health Facilities Financing Authority Providence Health and Services, Series C	6.500		10-01-33	1,000,000	1,148,670
California Health Facilities Financing Authority Scripps Health, Series A	5.000		11-15-36	1,000,000	1,125,860
California Health Facilities Financing Authority Sutter Health, Series A	5.000		08-15-43	3,000,000	3,469,590
California Health Facilities Financing Authority Sutter Health, Series A	5.000		11-15-46	2,500,000	2,894,100
California Municipal Finance Authority Wineville School Project, Series A (D)	5.000		10-01-42	2,000,000	2,251,680
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300		07-01-40	1,500,000	1,556,400
California School Finance Authority Aspire Public Schools (S)	5.000		08-01-41	1,125,000	1,250,831
California School Finance Authority Aspire Public Schools (S)	5.000		08-01-46	1,025,000	1,134,460
California State Public Works Board Department of Corrections, Series A (D)	5.000		12-01-19	3,870,000	4,206,535
California State Public Works Board Trustees California State University, Series D	6.250		04-01-34	2,000,000	2,334,260
California State Public Works Board Various Capital Projects, Series A	5.000		04-01-37	1,000,000	1,147,060
California State Public Works Board Various Correctional Facilities, Series A	5.000		09-01-39	2,500,000	2,913,700
California State University College and University Revenue, Series A	5.000		11-01-44	2,000,000	2,314,940

2SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
California State University College and University Revenue, Series A	5.250		11-01-34	1,000,000	$1,129,370
California Statewide Communities Development Authority American Baptist Homes West	6.250		10-01-39	2,000,000	2,213,080
California Statewide Communities Development Authority Enloe Medical Center (D)	4.000		08-15-38	400,000	422,556
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000		09-02-44	1,000,000	1,068,780
California Statewide Communities Development Authority Kaiser Permanente, Series A	5.000		04-01-42	3,500,000	3,978,590
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (D)	5.000		08-01-44	2,250,000	2,583,878
California Statewide Communities Development Authority Redwoods Project (D)	5.375		11-15-44	1,500,000	1,781,595
California Statewide Communities Development Authority Senior Living of Southern California (S)	7.250		11-15-41	1,700,000	1,974,567
California Statewide Communities Development Authority University of California - Irvine	5.750		05-15-32	1,230,000	1,329,433
California Statewide Financing Authority Tobacco Settlement, Series A	6.000		05-01-37	2,500,000	2,541,900
California Statewide Financing Authority Tobacco Settlement, Series B	6.000		05-01-37	3,000,000	3,050,280
Center Unified School District, Series C, GO (D)	0.529 (Z	)	09-01-16	2,145,000	2,139,187
City of Irvine Community Facilities District	5.000		09-01-49	2,000,000	2,229,940
City of La Verne Brethren Hillcrest Homes	5.000		05-15-36	750,000	810,030
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000		05-15-45	1,000,000	1,099,820
City of Marin Healthcare District, Series B, GO	4.000		08-01-45	2,000,000	2,127,540
City of San Clemente Community Facilities District	5.000		09-01-46	2,000,000	2,252,860
City of San Francisco Public Utilities Commission Water Revenue, Series A	5.000		11-01-45	1,500,000	1,738,935
City of San Mateo Community Facilities District	5.500		09-01-44	2,000,000	2,241,220
East Side Union High School District-Santa Clara County, GO (D)	5.250		09-01-24	2,500,000	3,185,625
Eastern Municipal Water District Series A (C)	5.000		07-01-45	3,000,000	3,537,030
Folsom Public Financing Authority, Series B	5.125		09-01-26	965,000	987,292
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	5,000,000	5,835,950
Fresno Sewer System Revenue, Series A-1 (D)	5.250		09-01-19	770,000	819,095
Golden State Tobacco Securitization Corp. Series A	5.000		06-01-40	8,250,000	9,466,710
Inland Valley Development Agency Series A	5.000		09-01-44	7,500,000	8,362,650
Kern County, Capital Improvements Project, Series A (D)	5.750		08-01-35	1,000,000	1,122,420
Laguna Salada Union School District, Series C, GO (D)	3.021 (Z	)	08-01-26	1,000,000	730,010
Lancaster School District School Improvements (D)	1.113 (Z	)	04-01-19	1,730,000	1,671,076
Lancaster School District School Improvements (D)	1.499 (Z	)	04-01-22	1,380,000	1,258,864
Long Beach Harbor Revenue, Series A, AMT (D)	6.000		05-15-18	2,660,000	2,963,799
Long Beach Special Tax Community Facilities District 6-Pike Project	6.250		10-01-26	2,480,000	2,485,530

SEE NOTES TO FUND'S INVESTMENTS3

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
Los Angeles Community College District 2008 Election, Series A, GO	6.000		08-01-33	4,000,000	$4,706,200
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400		09-01-22	500,000	510,340
Los Angeles County Regional Financing Authority Montecedro Incorporated Project, Series A (D)	5.000		11-15-44	1,355,000	1,540,621
Los Angeles Department of Water & Power Power Systems, Series D	5.000		07-01-44	1,000,000	1,165,800
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	4,884,355
Metropolitan Water District of Southern California Authorization, Series A	5.000		07-01-40	1,745,000	2,061,648
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000		09-01-33	1,750,000	2,017,943
Northern California Transmission Agency (C)	5.000		05-01-39	350,000	414,519
Oakland Unified School District/Alameda County	5.000		08-01-40	1,500,000	1,681,785
Oakland Unified School District/Alameda County, GO	6.625		08-01-38	1,000,000	1,226,280
Orange County Improvement Bond Act 1915, Series B	5.750		09-02-33	1,365,000	1,383,441
Paramount Unified School District, Series B, GO (D)	2.749 (Z	)	09-01-25	4,735,000	3,645,429
Pasadena California Certificates Participation Refunding Old Pasadena Parking Facility Project	6.250		01-01-18	230,000	244,628
Port of Los Angeles Series A, AMT	5.000		08-01-44	2,000,000	2,248,180
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,173,480
Riverside County Transportation Commission, Series A	5.750		06-01-48	1,000,000	1,150,610
San Bernardino County Capital Facilities Project, Escrowed to Maturity, Series B	6.875		08-01-24	350,000	465,129
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,560,000	2,651,443
San Bruno Park School District School Improvements, Series B, GO (D)	1.541 (Z	)	08-01-21	1,015,000	933,130
San Diego County Regional Airport Authority, Series A	5.000		07-01-44	4,925,000	5,511,765
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,460,620
San Diego Public Facilities Financing Authority Lease Revenue	5.250		03-01-40	1,000,000	1,141,200
San Diego Public Facilities Financing Authority Series A	5.000		10-15-44	1,000,000	1,167,040
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	1,000,000	1,000,310
San Diego Redevelopment Agency City Heights, Series A	5.800		09-01-28	1,395,000	1,395,432
San Diego Redevelopment Agency Public Improvements, Series B	4.813 (Z	)	09-01-17	1,600,000	1,489,120
San Diego Redevelopment Agency Public Improvements, Series B	5.417 (Z	)	09-01-18	1,700,000	1,486,667
San Diego Unified School District Series I, GO	4.084 (Z	)	07-01-39	1,250,000	484,600
San Diego Unified School District, Election of 1998, Series A, GO (D)	1.564 (Z	)	07-01-21	2,500,000	2,298,500
San Francisco City & County Airports Commission San Francisco International Airport, Series B	5.000		05-01-44	7,890,000	9,001,307
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,256,363
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,206,940
San Francisco City & County Redevelopment Financing Authority Mission Bay South Redevelopment, Series D	6.625		08-01-39	1,000,000	1,141,710

4SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Redevelopment Financing Authority San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	$801,689
San Joaquin County County Administration Building (D)	5.000		11-15-29	2,965,000	3,153,841
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.444 (Z	)	01-01-22	6,500,000	5,970,705
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	2,500,000	2,743,925
San Mateo County Joint Power Authority (D)	5.000		07-01-21	1,815,000	2,137,689
San Mateo Foster City School District Election 2015, Series A, GO (C)	4.000		08-01-40	1,405,000	1,509,687
San Mateo Foster City School District Election 2015, Series A, GO (C)	4.000		08-01-45	1,875,000	2,002,088
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	1,038,639
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,374,800
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	1,048,904
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,369,947
Santa Fe Springs Community Development Commission Construction Redevelopment Project, Series A (D)	1.990 (Z	)	09-01-20	1,275,000	1,165,133
Santa Margarita Water District Community Facilities District	5.625		09-01-43	775,000	877,595
South Orange County Public Financing Authority Series A	5.000		08-15-33	1,000,000	1,133,320
South Orange County Public Financing Authority Series A	5.000		08-15-34	450,000	508,028
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	2,000,000	2,418,240
Southern California Public Power Authority Series A	5.000		07-01-38	1,000,000	1,170,670
State of California, GO	5.000		09-01-41	1,500,000	1,726,740
State of California, GO	5.000		10-01-41	2,000,000	2,306,600
State of California, GO	5.000		04-01-43	6,500,000	7,490,210
State of California, GO	5.000		11-01-43	2,000,000	2,327,300
State of California, GO	5.000		03-01-45	1,000,000	1,164,530
State of California, GO	5.250		03-01-30	2,000,000	2,307,360
State of California, GO	6.500		04-01-33	5,000,000	5,834,350
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,150,000	1,429,749
Successor Agency To The San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,107,800
Torrance Hospital Revenue Torrance Memorial Medical Center, Series A	5.500		06-01-31	2,000,000	2,035,220
Tuolumne Wind Project Authority Tuolumne County Project, Series A	5.625		01-01-29	1,000,000	1,129,420
University of California Series AM	5.000		05-15-44	4,000,000	4,587,640
West Covina Redevelopment Agency Fashion Plaza	6.000		09-01-22	3,445,000	4,056,246
Puerto Rico 0.2%					510,435
Puerto Rico Industrial Tourist Education Medical & Environment Authority Hospital de la Concepcion	6.500		11-15-20	500,000	510,435

SEE NOTES TO FUND'S INVESTMENTS5

California Tax-Free Income Fund

	Par value^	Value
Short-term investments 2.6%		$7,530,000
(Cost $7,530,000)
Repurchase agreement 2.6%
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $6,879,057 on 3-1-16, collateralized by $6,967,200 U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $7,016,737, including interest)	6,879,000	6,879,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $651,001 on 3-1-16, collateralized by $670,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $667,488, including interest)	651,000	651,000
Total investments (Cost $258,963,319)† 99.6%		$283,161,360
Other assets and liabilities, net 0.4%		$1,104,553
Total net assets 100.0%		$284,265,913

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $257,144,166. Net unrealized appreciation aggregated to $26,017,194, of which $26,038,022 related to appreciated investment securities and $20,828 related to depreciated investment securities.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	11.7
Assured Guaranty Municipal Corp.	4.5
California Mortgage Insurance	2.6
Ambac Financial Group, Inc.	2.2
Build America Mutual Assurance Company	0.8
Assured Guaranty Corp.	0.4
Total	22.2

The fund had the following sector composition as a percentage of net assets on 2-29-16:

General Obligation Bonds	16.1%
Revenue Bonds
Other Revenue	17.1%
Facilities	14.3%
Health Care	12.2%
Tobacco	7.9%
Transportation	7.7%
Education	7.5%
Airport	5.1%
Development	3.5%
Water & Sewer	3.1%
Utilities	2.0%
Housing	0.5%
Short-term investments and other	3.0%
Total	100.0%

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques:Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 29, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q3	02/16
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		4/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016